Deferred grant income (Tables)	12 Months Ended
Dec. 31, 2021
Deferred grant income
Summary of components of deferred grant income

	December 31,	December 31,
	2021	2020
Deferred grant income	$–	$377,313
Less: current portion of deferred grant income	–	176,746
Long term portion of deferred grant income	$–	$200,567